Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2026

Shares		Value
COMMON STOCKS 64.4%
CONSUMER DISCRETIONARY 2.5%
	LODGING 2.5%
28,000	Marriott International, Inc. Class A	$9,157,960
CONSUMER STAPLES 4.3%
	RETAIL 4.3%
5,100	Casey's General Stores, Inc.	3,712,086
12,000	Costco Wholesale Corp.	11,957,160
		15,669,246
FINANCIALS 16.0%
	COMMERCIAL SERVICES 2.6%
22,619	S&P Global, Inc.	9,620,766
	DIVERSIFIED FINANCIALS 2.3%
52,944	Intercontinental Exchange, Inc.	8,327,032
	INSURANCE 8.8%
70,100	American Financial Group, Inc.	8,952,471
7,300	Marsh & McLennan Cos., Inc.	1,266,185
150,200	RLI Corp.	8,567,408
203,958	W.R. Berkley Corp.	13,518,336
		32,304,400
	SOFTWARE 2.3%
15,600	MSCI, Inc.	8,408,556
		58,660,754
HEALTHCARE 4.5%
	HEALTHCARE PRODUCTS 4.5%
4,812	IDEXX Laboratories, Inc.(1)	2,703,815
41,371	Stryker Corp.	13,594,097
		16,297,912
INDUSTRIALS 15.7%
	AEROSPACE/DEFENSE 4.5%
16,400	HEICO Corp.	4,496,880
10,400	TransDigm Group, Inc.	12,053,184
		16,550,064
	BUILDING MATERIALS 2.2%
17,400	Lennox International, Inc.	8,075,862
	COMMERCIAL SERVICES 1.5%
32,846	Cintas Corp.	5,555,572
	ENGINEERING & CONSTRUCTION 0.7%
39,300	Exponent, Inc.	2,564,325
	ENVIRONMENTAL CONTROL 4.6%
64,803	Republic Services, Inc.	14,193,153
16,000	Waste Connections, Inc.	2,599,040
		16,792,193
	MISCELLANEOUS MANUFACTURERS 2.2%
9,000	Parker-Hannifin Corp.	8,057,160
		57,595,176
INFORMATION TECHNOLOGY 21.4%
	COMPUTERS 2.9%
146,900	CGI, Inc.	10,738,390
	MISCELLANEOUS MANUFACTURERS 1.2%
7,400	Teledyne Technologies, Inc.(1)	4,477,074
Shares		Value
COMMON STOCKS 64.4% (continued)
INFORMATION TECHNOLOGY 21.4% (continued)
	SOFTWARE 13.4%
32,700	Cadence Design Systems, Inc.(1)	$9,086,349
10,810	Intuit, Inc.	4,674,028
22,600	Roper Technologies, Inc.	7,997,236
143,125	ServiceNow, Inc.(1)	14,963,719
35,737	Tyler Technologies, Inc.(1)	12,235,634
		48,956,966
	TELECOMMUNICATIONS 3.9%
33,100	Motorola Solutions, Inc.	14,364,407
		78,536,837
TOTAL COMMON STOCKS (Cost $151,277,606)		235,917,885
EXCHANGE-TRADED FUNDS 1.0%
34,000	iShares MBS ETF	3,228,300
10,000	Vanguard Mortgage-Backed Securities ETF(2)	469,500
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,717,752)		3,697,800

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9%
BASIC MATERIALS 0.5%
	IRON/STEEL 0.2%
$ 750,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	747,418
	MINING 0.3%
1,000,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	904,469
		1,651,887
COMMUNICATIONS 1.3%
	INTERNET 0.4%
750,000	Amazon.com, Inc., Senior Unsecured Notes, 4.65%, 11/20/35	735,411
1,000,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31(2)	895,321
		1,630,732
	MEDIA 0.2%
750,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33	724,776
	TELECOMMUNICATIONS 0.7%
1,000,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	846,237
750,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	766,793
1,000,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	945,779
		2,558,809
		4,914,317
CONSUMER, CYCLICAL 1.3%
	AUTO MANUFACTURERS 0.2%
750,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	743,867
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
CONSUMER, CYCLICAL 1.3% (continued)
	LODGING 0.4%
$ 750,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31(2)	$759,091
750,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	746,717
		1,505,808
	RETAIL 0.7%
1,000,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	864,284
750,000	Lowe's Cos., Inc., Senior Unsecured Notes, 4.50%, 10/15/32	737,106
750,000	McDonald's Corp., Senior Unsecured Notes, 4.70%, 12/9/35	734,671
		2,336,061
		4,585,736
CONSUMER, NON-CYCLICAL 2.0%
	BIOTECHNOLOGY 0.4%
1,000,000	Gilead Sciences, Inc., Senior Unsecured Notes, 4.60%, 9/1/35	977,200
750,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	664,771
		1,641,971
	COMMERCIAL SERVICES 0.2%
750,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34(2)	748,000
	HEALTHCARE PRODUCTS 0.5%
750,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	756,815
1,000,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35(2)	1,012,570
		1,769,385
	PHARMACEUTICALS 0.9%
750,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	723,049
1,000,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	882,452
750,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34(2)	742,413
1,000,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(2)	929,370
		3,277,284
		7,436,640
ENERGY 0.6%
	OIL & GAS 0.2%
750,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	765,269
	PIPELINES 0.4%
1,000,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(2)	849,573
750,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	749,244
		1,598,817
		2,364,086
Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
FINANCIAL 2.9%
	BANKS 2.1%
$1,000,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(3)	$1,005,907
1,000,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(3)	988,124
750,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(3)	736,128
1,000,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(3)	775,823
750,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(3)	802,480
750,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(3)	747,505
750,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(3)	741,208
1,000,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(3)	1,012,899
1,000,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(3)	829,118
		7,639,192
	DIVERSIFIED FINANCIALS 0.4%
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	908,226
750,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(3)	751,137
		1,659,363
	REITS 0.4%
750,000	American Tower Corp., Senior Unsecured Notes, 4.70%, 12/15/32	736,960
750,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	756,152
		1,493,112
		10,791,667
INDUSTRIAL 0.8%
	AEROSPACE/DEFENSE 0.2%
1,000,000	RTX Corp., 4.50%, 6/1/42	887,400
	ELECTRONICS 0.3%
1,000,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	887,483
	MISCELLANEOUS MANUFACTURERS 0.3%
1,000,000	Teledyne Technologies, Inc., 2.25%, 4/1/28(2)	958,793
		2,733,676
TECHNOLOGY 0.8%
	SEMICONDUCTORS 0.5%
1,000,000	Broadcom, Inc., 4.30%, 11/15/32	973,747
750,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35(2)	809,282
		1,783,029
See Supplementary Notes to Financial Statements.

1

March 31, 2026

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
TECHNOLOGY 0.8% (continued)
	SOFTWARE 0.3%
$1,000,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35(2)	$972,378
		2,755,407
UTILITIES 0.7%
	ELECTRIC 0.5%
1,000,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	984,249
750,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(2)	763,894
		1,748,143
	GAS 0.2%
1,000,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	963,645
		2,711,788
TOTAL CORPORATE BONDS & NOTES (Cost $40,708,392)		39,945,204
LONG-TERM MUNICIPAL SECURITIES 0.8%
	CALIFORNIA 0.2%
750,000	State of California, GO, 5.70%, 10/1/32	803,598
	HAWAII 0.2%
750,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	761,534
	MICHIGAN 0.2%
750,000	University of Michigan, 5.18%, 4/1/35	760,702
	NEW YORK 0.2%
750,000	Empire State Development Corp., Series B-3, 3.90%, 3/15/33	732,290
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,041,040)		3,058,124
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.6%
816,625	FHLMC Pool #QB2462, 3.00%, 8/1/50	724,166
1,601,086	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,418,314
3,256,609	FHLMC Pool #QF1236, 4.50%, 10/1/52	3,156,823
1,657,447	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,468,764
692,082	FHLMC Pool #ZS4647, 3.50%, 1/1/46	648,972
1,098,015	FNMA Pool #AS0516, 3.00%, 9/1/43	1,004,014
178,703	FNMA Pool #AX9528, 3.50%, 2/1/45	167,803
970,580	FNMA Pool #BM3634, 3.50%, 5/1/47	907,964
4,384,916	FNMA Pool #CB2403, 2.50%, 12/1/51	3,705,940
3,407,526	FNMA Pool #CB5892, 4.50%, 3/1/53	3,303,123
1,005,102	FNMA Pool #FM9760, 3.50%, 11/1/51	928,408
899,638	FNMA Pool #MA4222, 3.50%, 12/1/50	831,938
1,167,241	FNMA Pool #MA4494, 3.00%, 12/1/51	1,032,883
1,846,915	FNMA Pool #MA4495, 3.50%, 12/1/51	1,695,691
2,058,796	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	1,944,412
5,380,979	GNMA II Pool #MA8043, 3.00%, 5/20/52	4,807,360
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $29,548,919)		27,746,575
U.S. TREASURY OBLIGATIONS 13.0%
2,750,000	U.S. Treasury Bonds, 3.88%, 5/15/43	2,437,295
2,500,000	U.S. Treasury Bonds, 3.63%, 5/15/53	2,004,590
Principal Amount		Value
U.S. TREASURY OBLIGATIONS 13.0% (continued)
$3,000,000	U.S. Treasury Bonds, 4.25%, 8/15/54	$2,686,875
3,500,000	U.S. Treasury Notes, 4.50%, 7/15/26	3,507,345
2,500,300	U.S. Treasury Notes, 2.25%, 8/15/27	2,447,559
6,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	5,884,922
6,500,000	U.S. Treasury Notes, 3.63%, 8/31/29	6,450,234
4,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	3,660,312
2,000,000	U.S. Treasury Notes, 3.50%, 2/28/31(2)	1,961,250
6,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	5,549,297
2,000,000	U.S. Treasury Notes, 3.88%, 8/15/33	1,963,359
4,000,000	U.S. Treasury Notes, 4.00%, 2/15/34	3,945,625
5,000,000	U.S. Treasury Notes, 4.25%, 5/15/35	4,986,719
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,903,080)		47,485,382

Shares		Value
SHORT-TERM INVESTMENTS 2.3%
	MONEY MARKET FUNDS 2.3%
6,399,364	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(4)	6,399,364
2,242,320	State Street Navigator Securities Lending Government Money Market Portfolio(5)	2,242,320
		8,641,684
TOTAL SHORT-TERM INVESTMENTS (Cost $8,641,684)		8,641,684
TOTAL INVESTMENTS IN SECURITIES 100.0% (Cost $284,838,473)		$366,492,654
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.0)%		(90,506)
NET ASSETS(6) 100.0%		$366,402,148

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2026, the market value of the securities on loan was $9,030,914.
(3)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2026. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(4)	Rate reflects 7 day yield as of March 31, 2026.
(5)
Securities with an aggregate market value of $9,030,914
were out on loan in exchange for collateral including
$2,242,320 of cash collateral as of March 31, 2026. The
collateral was invested in a cash collateral reinvestment
vehicle.

(6)
For federal income tax purposes, the aggregate cost was
$284,838,473, aggregate gross unrealized appreciation
was $91,308,885, aggregate gross unrealized
depreciation was $9,654,704 and the net unrealized
appreciation was $81,654,181.

See Supplementary Notes to Financial Statements.

2

Schedule of Investments (unaudited) (continued)

ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

3

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

4